Share-based Payment - Summary of Number and Weighted Average Exercise Prices of Market Performance Options (Details) - Market Performance Options - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance	$ 155.05	$ 155.05
Weighted average exercise price, Options outstanding, Ending balance	155.05	155.05
Weighted average exercise price, Options exercisable	$ 155.05	$ 155.05
Options outstanding, Beginning balance	157,142	157,142
Options outstanding , Ending balance	157,142	157,142
Options exercisable	21,429	21,429